Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Finished goods	$ 36,380	$ 40,445
Work in process	88,192	77,244
Raw materials	27,976	40,767
Supplies	127	290
Inventories	$ 152,675	$ 158,746